Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

May 7, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Rydex Series Funds: Registration Statement on Form N-14 (File No. 333- )

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits hereto. The Combined Prospectus and Proxy Statement contained in this filing relates to the reorganization of the Trust’s Alternative Strategies Allocation Fund with and into the Trust’s Multi-Hedge Strategies Fund.

Please feel free to contact Laura Flores at (202) 739-5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores